Accumulated Other Comprehensive Income (Loss) Rollforward (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax [Abstract]
Beginning Balance Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	$ 76	$ (114)	$ (26)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Portion Attributable to Parent	(345)	190	(88)
Ending Balance Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(269)	76	(114)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax [Abstract]
Beginning Balance Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	368	352	416
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustments and Net Investment Hedges, Net of Tax, Portion Attributable to Parent	(303)	16	(64)
Ending Balance Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	65	368	352
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Beginning Balance Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	2	6	6
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	3	(4)	0
Ending Balance Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	5	2	6
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Beginning Balance Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(135)	(157)	(137)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Portion Attributable to Parent	58	22	(20)
Ending Balance Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(77)	(135)	(157)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Beginning Balance Accumulated Other Comprehensive Income (Loss), Net of Tax	311	87	259
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(587)	224	(172)
Ending Balance Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (276)	$ 311	$ 87